UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2024 to December 31, 2024.

Date of Report:
February 12, 2025

KeyBank National Associationa
(Exact name of securitizer as specified in its charter)

028-06343	0001089877
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Anthony Buniel (216) 471-2696
Name and telephone number, including area code, of the person to contact in connection with this filing
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)        [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)     [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)     [X]

a    KeyBank National Association, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored or co-sponsored (both registered and unregistered) by it and outstanding during the reporting period, including asset-backed securities that were (i) registered by the following affiliates:
KeyCorp Student Loan Trust 1999-A (Commission File Number 333-58073-01, Central Index Key Number 0001110759);
KeyCorp Student Loan Trust 1999-B (Commission File Number 333-80109-01; Central Index Key Number 0001110760);
KeyCorp Student Loan Trust 2000-A (Commission File Number 333-80109-02; Central Index Key Number 0001116562);
KeyCorp Student Loan Trust 2000-B (Commission File Number 333-80109-03; Central Index Key Number 0001123350);
KeyCorp Student Loan Trust 2002-A (Commission File Number 333-62624-03, Central Index Key Number 0001186222);
KeyCorp Student Loan Trust 2003-A (Commission File Number 333-62624-04; Central Index Key Number 0001257363);
KeyCorp Student Loan Trust 2004-A (Commission File Number 333-114367-02; Central Index Key Number 0001298793);
KeyCorp Student Loan Trust 2005-A (Commission File Number 333-114367-03; Central Index Key Number 0001342346);
KeyCorp Student Loan Trust 2006-A (Commission File Number 333-135860-01; Central Index Key Number 0001380476);
(ii) privately issued by Key Commercial Mortgage Trust 2018-S1 and Key Commercial Mortgage Trust 2019-S2, trusts established by Key Commercial Mortgage Securities LLC (KeyBank's Central Index Key Number 0001089877), the depositor in said issuances and a subsidiary of KeyBank National Association
(iii) privately issued by Laurel Road Prime Student Loan Trust 2019-A and Laurel Road Prime Student Loan Trust 2020-A, trusts established by KeyBank National Association (Central Index Key Number 0001089877), the depositor in said issuance and a subsidiary of KeyBank National Association
(iv) guaranteed by Ginnie Mae ("GNMA MBS")
(v)    issued by Federal Home Loan Mortgage Corporation in respect of Freddie Mac Multifamily M Certificates Series M-067

KeyBank National Association has no repurchase activity to report for the reporting period.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
KEYBANK NATIONAL ASSOCIATION

By:	/s/ Stacy L. Gilbert
Name: Stacy L. Gilbert Title: Chief Accounting Officer
Date: February 12, 2025